Non-Current Assets and Disposal Groups Held for Sale or Held for Distribution to Owners (Tables)	12 Months Ended
Dec. 31, 2017
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Abstract]
Summary of Investment in Hidroelectricas de Aysen S.A. Classified as Non-current Assets Held For Distribution To the Owners

On December 31, 2017, as a result of the above, the investment held by Enel Generación Chile in Hidroaysén comply with the criteria to be classified as a non-current asset held for distribution to owners, therefore, as described in note 3.j), it has been recognized at the lower of its carrying amount and fair value less costs to sell. The following table shows the carrying amount of the investment:

Equity of Centrales Hidroeléctricas de Aysén S.A.	Ownership	Carrying Amount of Centrales Hidroeléctricas de Aysén S.A.
ThCh$	%	ThCh$
8,245,555	51.00%	4,205,232

Summary of Additional Financial Information About Hidroaysen

Aditional financial information about Hidroaysén:

Centrales Hidroeléctricas de Aysén S.A.	12/31/2017 ThCh$
Total Current Assets	355,835
Cash and cash equivalents	355,446
Total Non Current Assets	8,030,172
Land	8,030,172
Total Current Liabilities	139,182
Other fixed operating expenses	(8,144,855)
Intererest income	24,829
Profit (loss)	(8,193,671)

Summary of Assets and Liabilities Classified as Held for Distribution to Owners which Relate to the Groups Operations

As of March 1, 2016 (the date when demerger of the Company became effective) and December 31, 2015, the main groups of assets and liabilities classified as held for distribution to owners, which relate to the Group’s operations outside of Chile, were as follows:

	Classified as held for distribution to owners	Classified as held for distribution to owners
	Balance as of 03-01-2016	Balance as of 12-31-2015
	ThCh$	ThCh$
ASSETS
CURRENT ASSETS
Cash and cash equivalents	211,252,436	112,313,130
Other current financial assets	4,026,343	5,641,903
Other current non-financial assets	11,065,826	14,336,049
Trade and other current receivables, net	211,703,393	199,139,964
Current accounts receivable from related parties	54,507,295	37,639,756
Inventories	22,562,325	25,926,892
Current income tax receivables	1,180,380	50,966
TOTAL CURRENT ASSETS	516,297,998	395,048,660
NON-CURRENT ASSETS
Other non-current financial assets	577,719	625,981
Other non-current non-financial assets	2,764,888	3,239,510
Trade and other non-current receivables, net	220,651,649	230,824,700
Investments accounted for using the equity method	441,310,088	446,338,964
Intangible assets other than goodwill, net	29,219,975	31,083,689
Goodwill	94,270,450	100,700,656
Property, plant and equipment, net	2,481,383,742	2,663,590,814
Deferred income tax assets	16,403,221	18,253,056
TOTAL NON-CURRENT ASSETS	3,286,581,732	3,494,657,370
TOTAL ASSETS	3,802,879,730	3,889,706,030
LIABILITIES
CURRENT LIABILITIES
Other current financial liabilities	198,963,253	221,018,241
Trade and other current payables	238,547,183	259,664,724
Current accounts payable to related parties	55,541,485	48,124,723
Current provisions	67,049,521	78,935,605
Current income tax liabilities	69,623,615	65,310,111
Other current non-financial liabilities	1,797,957	1,951,294
TOTAL CURRENT LIABILITIES	631,523,014	675,004,698
NON-CURRENT LIABILITIES
Other non-current financial liabilities	908,367,472	896,924,119
Other non-current payables	37,652,705	39,373,175
Non-current provisions, other than for employee benefits	33,922,531	36,473,503
Deferred income tax liabilities	158,913,576	163,761,907
Non-current provisions for employee benefits	19,308,134	21,548,342
Other non-current non-financial liabilities	17,547,661	18,698,412
TOTAL NON-CURRENT LIABILITIES	1,175,712,079	1,176,779,458
TOTAL LIABILITIES	1,807,235,093	1,851,784,156

Schedule of Breakdown by Nature of Income from Discontinued Operations Net of Taxes

The following table sets forth the breakdown by nature of the line item “Income from discontinued operations, net of taxes” for the two months ended February 29, 2016 and years ended December 31, 2015:

STATEMENTS OF COMPREHENSIVE INCOME	Discontinued operations
	For 2 months ended	For the year ended
	2-29-2016	12-31-2015
	ThCh$	ThCh$
Revenues	229,074,809	1,238,466,148
Other operating income	6,648,363	64,649,040
Revenues and Other Operating Income	235,723,172	1,303,115,188
Raw materials and consumables used	(95,953,531)	(481,747,189)
Contribution Margin	139,769,641	821,367,999
Other work performed by the entity and capitalized	1,187,538	11,937,667
Employee benefits expense	(11,608,563)	(85,228,546)
Depreciation and amortization expense	-	(108,405,664)
Impairment losses	(906,638)	(4,813,372)
Other expenses	(16,295,714)	(73,277,014)
Operating Income	112,146,264	561,581,070
Other gains, net	41,806	(508,842)
Financial income	2,779,987	59,300,320
Financial costs	(21,056,624)	(87,794,374)
Share of profit and losses of investments accounted for using the equity method	6,375,719	38,679,661
Foreign currency exchange gains (losses), net	25,485,086	96,180,972
Profit before income taxes	125,772,238	667,438,807
Income tax expense	(46,199,793)	(256,249,256)
NET PROFIT for the year from discontinued operations	79,572,445	411,189,551
Income from discontinued operations Attributable to
Shareholders of the parent	39,759,035	180,546,069
Non-controlling interests	39,813,410	230,643,482
TOTAL COMPREHENSIVE INCOME FROM DISCONTINUED OPERATIONS	79,572,445	411,189,551

Components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss, before income taxes
Losses from defined benefit plans, net	-	247,120
Components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before income taxes
Foreign currency translation losses, net	(135,953,119)	(245,784,132)
Gains (losses) from available-for-sale financial assets, net	-	(441,549)
Net losses from cash flow hedges and reclassification adjustments on cash flow hedges, net of tax	(1,697,346)	(10,204,780)
Share of other comprehensive income from investments accounted for using the equity method	(213,919)	(1,897,437)
Total other comprehensive loss, before income taxes	(137,864,384)	(258,080,778)

Comprehensive (loss) income attributable to
Shareholders of the parent	(33,070,495)	9,868,045
Non-controlling interests	(25,221,444)	143,240,728
TOTAL COMPREHENSIVE INCOME	(58,291,939)	153,108,773

Summary of Accumulated Other Comprehensive Loss Amounts in Equity Reserves

The accumulated other comprehensive loss amounts in equity reserves associated with assets and liabilities held for distribution to owners is as follows:

	Balance as of
Reserves for	´03-01-2016	12-31-2015
	ThCh$	ThCh$
Exchange differences in foreign currency translation	(263,741,101)	(192,080,845)
Cash flow hedges	(8,696,789)	(8,022,483)
Gains and losses on remeasuring available-for-sale financial assets	(118,662)	(118,662)
Other miscellaneous reserves	(2,561,252)	(1,967,052)
Total	(275,117,804)	(202,189,042)

Summary of Net Cash Flows from Operating Investing and Financing Activities

The following table sets forth the net cash flows from operating, investing and financing activities attributable to discontinued operations for the two month period ended February 29, 2016 and the year ended December 31, 2015:

	Discontinued operations
Summary of the net cash flows	For 2 months ended	For the year ended
	´02-29-2016	12-31-2015
	ThCh$	ThCh$
Net cash provided by operating activities	69,011,031	473,002,615
Net cash used in investing activities	(25,947,761)	(233,343,855)
Net cash provided by (used in) financing activities	80,160,648	(430,690,847)
Net increase (decrease) in cash and cash equivalents before the effect of exchange rate changes	123,223,918	(191,032,087)
Effect of exchange rate changes on cash and cash equivalents	(24,284,612)	4,902,987
Net increase in cash and cash equivalents	98,939,306	(186,129,100)
Cash and cash equivalents at the beginning of the year	112,313,130	298,442,230
Cash and cash equivalents at the end of the year	211,252,436	112,313,130